Leases (Details) - Schedule of Future Undiscounted Cash Flows for Operating Leases - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Maturity [Abstract]
Remainder of 2023	$ 376
2024	916	$ 858
2025	768	916
2026	706	768
2027	219	706
Thereafter	5,681
Total undiscounted lease payments	8,666	9,148
Less: imputed interest	3,159	3,345
Present value of lease liabilities	$ 5,507	$ 5,803